Events occurring after the reporting period	6 Months Ended
Jun. 30, 2025
Disclosure of events after reporting period [abstract]
Events occurring after the reporting period

18. Events occurring after the interim reporting period

The Company evaluated further subsequent events for recognition or disclosure through August 13, 2025. The Company's public warrants expired on July 1, 2025. The expiration resulted in the derecognition of the Liabilities for warrants in the Statement of Financial Position on July 1, 2025 without impacts on the Statement of Profit and Loss as the fair value of the warrants was €0.0 as of June 30, 2025. The warrants have not been exercised during their lifetime.

On July 4, 2025, the 119th United States Congress passed the One Big Beautiful Bill Act ("OBBBA"). The Company is currently reviewing the potential impacts of the OBBBA enacted on July 4, 2025. While the Act was not in effect as of June 30, 2025, management is currently evaluating the potential impact of the new law on the Company’s financial position and future results of operations.

On July 11, 2025 the German Federal Council enacted the act on the immediate tax investment program to strengthen Germany as a business location, introducing tax incentives such as accelerated depreciation and a phased reduction in corporate tax rates. While the Act was not in effect as of June 30, 2025, management is currently evaluating the potential impact of the new law on the Company’s financial position and future results of operations.

The Company did not identify additional material subsequent events.